Sale Abandonment of Assets (Details Narrative)		12 Months Ended
	May 07, 2020	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Statement [Line Items]
Loss on impairment of abandoned assets			$ 191,699	$ 245,890
Lessor of facility		$ 135,879
Ownership interest	100.00%
BetterLife Europe [Member]
Statement [Line Items]
Consideration sale		$ 246,041
Ownership interest		100.00%
Pivot Pharmaceuticals Manufacturing Corp [Member]
Statement [Line Items]
Ownership interest		100.00%